Goodwill - Summary of Changes in Goodwill by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Balance of beginning of period	$ 138,637	$ 122,426
Additions		12,723
Foreign currency translation adjustment	15,800	3,488
Assets held for sale (Note 32)	(3,685)
Balance at end of period	150,752	138,637
Air
Goodwill [Roll Forward]
Balance of beginning of period	29,460	17,340
Additions		12,723
Foreign currency translation adjustment	2,920	(603)
Assets held for sale (Note 32)	0
Balance at end of period	32,380	29,460
Packages, Hotels and Other Travel Products
Goodwill [Roll Forward]
Balance of beginning of period	103,279	99,490
Additions		0
Foreign currency translation adjustment	12,353	3,789
Assets held for sale (Note 32)	(3,685)
Balance at end of period	111,947	103,279
Financial Services
Goodwill [Roll Forward]
Balance of beginning of period	5,898	5,596
Additions		0
Foreign currency translation adjustment	527	302
Assets held for sale (Note 32)	0
Balance at end of period	$ 6,425	$ 5,898